Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Insurance	$ 200	$ 232
Software and hosting costs	19	108
Clinical and consulting		30
Other	180	372
Total prepaid expenses and other current assets	$ 399	$ 742